Quarterly Report
March 31, 2021
Elfun Trusts

Elfun Trusts
Quarterly Report
March 31, 2021

Page
Schedule of Investments	1
Notes to Schedule of Investments	4

Elfun Trusts
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 99.1% †
Apparel Retail - 2.0%
Ross Stores Inc.	599,500	$71,886,045
Application Software - 1.6%
salesforce.com Inc. (a)	273,949	58,041,574
Biotechnology - 1.3%
Vertex Pharmaceuticals Inc. (a)	210,242	45,178,903
Building Products - 1.1%
Trane Technologies PLC	244,500	40,479,420
Cable & Satellite - 1.2%
Charter Communications Inc., Class A (a)	72,700	44,857,354
Construction Materials - 1.2%
Martin Marietta Materials Inc.	132,800	44,596,896
Data Processing & Outsourced Services - 6.1%
Fidelity National Information Services Inc.	326,149	45,859,811
Mastercard Inc., Class A	90,000	32,044,500
Visa Inc., Class A	676,600	143,256,518
		221,160,829
Diversified Banks - 4.4%
JPMorgan Chase & Co.	1,047,121	159,403,230
Electronic Components - 1.9%
Corning Inc.	1,557,400	67,762,474
Financial Exchanges & Data - 2.4%
CME Group Inc.	212,857	43,471,785
S&P Global Inc.	126,900	44,779,203
		88,250,988
Healthcare Equipment - 2.5%
Boston Scientific Corp. (a)	2,378,503	91,929,141
Home Improvement Retail - 2.8%
Lowe's Companies Inc.	523,149	99,492,477
Industrial Conglomerates - 3.0%
Honeywell International Inc.	492,000	106,798,440
Industrial Gases - 1.9%
Air Products & Chemicals Inc.	248,500	69,912,990
Interactive Media & Services - 10.4%
Alphabet Inc., Class C (a)	80,200	165,904,126
Alphabet Inc., Class A (a)	35,900	74,044,468
Facebook Inc., Class A (a)	467,692	137,749,325
		377,697,919
Internet & Direct Marketing Retail - 5.4%
Alibaba Group Holding Ltd. ADR (a)	114,200	25,892,566
Amazon.com Inc. (a)	54,800	169,555,584
		195,448,150
Managed Healthcare - 2.8%
UnitedHealth Group Inc.	266,956	99,326,319
Movies & Entertainment - 2.5%
The Walt Disney Co. (a)	480,700	88,698,764
	Number of Shares	Fair Value
Multi-Utilities - 1.1%
Sempra Energy	307,897	$40,820,984
Oil & Gas Equipment & Services - 1.3%
Schlumberger N.V.	1,730,000	47,038,700
Oil & Gas Exploration & Production - 1.5%
ConocoPhillips	1,037,500	54,956,375
Packaged Foods & Meats - 1.7%
Mondelez International Inc., Class A	1,044,483	61,133,590
Pharmaceuticals - 6.2%
Elanco Animal Health Inc. (a)	2,445,985	72,034,258
Johnson & Johnson	466,800	76,718,580
Merck & Company Inc.	956,776	73,757,862
		222,510,700
Property & Casualty Insurance - 1.6%
Chubb Ltd.	366,100	57,832,817
Regional Banks - 4.0%
First Republic Bank	428,200	71,402,350
Regions Financial Corp.	3,547,200	73,285,152
		144,687,502
Semiconductor Equipment - 3.1%
Applied Materials Inc.	834,700	111,515,920
Semiconductors - 4.2%
QUALCOMM Inc.	734,900	97,440,391
Texas Instruments Inc.	289,561	54,724,133
		152,164,524
Soft Drinks - 2.0%
PepsiCo Inc.	505,100	71,446,395
Specialized REITs - 1.8%
American Tower Corp.	271,629	64,935,629
Systems Software - 7.3%
Microsoft Corp.	963,035	227,054,762
ServiceNow Inc. (a)	75,670	37,843,324
		264,898,086
Technology Hardware, Storage & Peripherals - 4.6%
Apple Inc.	1,361,200	166,270,580
Trading Companies & Distributors - 3.2%
United Rentals Inc. (a)	350,167	115,313,495
Trucking - 1.0%
Lyft Inc., Class A (a)	555,800	35,115,444
Total Common Stock (Cost $1,754,320,133)		3,581,562,654
Short-Term Investments - 0.9%
State Street Institutional Treasury Money Market Fund - Premier Class 0.01% (b)(c)	17,136,910	17,136,910

See accompanying notes to schedule of investments.

Elfun Trusts
Schedule of Investments
March 31, 2021 (Unaudited)

	Number of Shares	Fair Value
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.04% (b)(c)	15,445,606	$15,445,606
Total Short-Term Investments (Cost $32,582,516)		32,582,516
Total Investments (Cost $1,786,902,649)		3,614,145,170
Other Assets and Liabilities, net - 0.0%		1,305,752
NET ASSETS - 100.0%		$3,615,450,922
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	Coupon amount represents effective yield.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
†	Percentages are based on net assets as of March 31, 2021.

Abbreviations:
ADR - American Depositary Receipt
REITs - Real Estate Investment Trusts
See accompanying notes to schedule of investments.

Elfun Trusts
Schedule of Investments
March 31, 2021 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2021:
Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Trusts	Investments in Securities
	Common Stock	$3,581,562,654	$—	$—	$3,581,562,654
	Short-Term Investments	32,582,516	—	—	32,582,516
	Total Investments in Securities	$3,614,145,170	$—	$—	$3,614,145,170

Affiliate Table

	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 3/31/21	Value at 3/31/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	22,224,983	$22,224,983	$23,519,363	$30,298,740	$—	$—	15,445,606	$15,445,606	$1,633
State Street Institutional Treasury Money Market Fund - Premier Class	23,915,719	23,915,719	23,519,932	30,298,741	—	—	17,136,910	17,136,910	423
TOTAL		$46,140,702	$47,039,295	$60,597,481	$—	$—		$32,582,516	$2,056
See accompanying notes to schedule of investments.

Elfun Trusts
Notes to Schedule of Investments
March 31, 2021 (Unaudited)

Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2021 is disclosed in the Fund’s respective Schedule of Investments.
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